Stradley Ronon Stevens & Young, LLP 191 N. Wacker Drive, Suite 1601 Chicago, IL 60606 Telephone: (312) 964-3500

Mark R. Greer

mgreer@stradley.com

312.964.3505

June 22, 2020

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Ivy High Income Opportunities Fund (file no. 811-22800)

Dear Sir or Madam:

On behalf of Ivy High Income Opportunities Fund (the “Registrant”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find enclosed a preliminary copy of the proxy statement, notice of meeting and form of proxy to be furnished to shareholders of the Registrant in connection with the annual meeting of shareholders of the Registrant, scheduled to be held on August 31, 2020. Definitive copies of these proxy materials are expected to be released to shareholders on or about July 6, 2020.

Please direct questions or comments relating to this filing to Taylor Brody at (215) 564-8071 or, in her absence, to me at (312) 964-3505.

Sincerely,

/s/ Mark R. Greer
Mark R. Greer